Pensions and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Weighted-Average Assumptions used and Components of Defined Benefit Postretirement Plans
The following table summarizes the weighted-average assumptions used and components of our defined benefit postretirement plans. The following tables also reflect a measurement date of December 31:

	Pensions		Other Benefits (1)
	December 31,
(in Millions, except for percentages)	2012	2011	2012	2011
Following are the weighted average assumptions used to determine the benefit obligations at December 31:
Discount rate	4.15%	4.95%	4.15%	4.95%
Rate of compensation increase	3.40%	3.40%	—%	—%
Accumulated benefit obligation:
Plans with unfunded accumulated benefit obligation	$1,367.3	$1,213.9	$—	$—
Change in projected benefit obligation
Projected benefit obligation at January 1	$1,268.3	$1,175.5	$28.4	$45.4
Service cost	20.2	18.8	0.1	0.1
Interest cost	61.3	61.6	1.4	1.5
Actuarial loss (gain)	140.7	69.4	3.0	(15.5)
Amendments	—	2.2	—	—
Foreign currency exchange rate changes	3.4	(0.9)	(0.1)	—
Plan participants’ contributions	0.2	0.2	6.1	6.0
Other	—	0.5	—	(0.1)
Curtailments	(3.0)	—	—	—
Benefits paid	(63.0)	(59.0)	(9.7)	(9.0)
Projected benefit obligation at December 31	1,428.1	1,268.3	29.2	28.4
Change in fair value of plan assets:
Fair value of plan assets at January 1	918.8	905.8	—	—
Actual return on plan assets	127.2	8.4	—	—
Foreign currency exchange rate changes	3.1	(0.6)	—	—
Company contributions	73.9	64.0	3.6	3.0
Plan participants’ contributions	0.2	0.2	6.1	6.0
Benefits paid	(63.0)	(59.0)	(9.7)	(9.0)
Fair value of plan assets at December 31	1,060.2	918.8	—	—
Funded status of the plan (liability)	$(367.9)	$(349.5)	$(29.2)	$(28.4)
Amount recognized in the consolidated balance sheets:
Accrued benefit liability	(367.9)	(349.5)	(29.2)	(28.4)
Total	$(367.9)	$(349.5)	$(29.2)	$(28.4)

	Pensions		Other Benefits (1)
	December 31,
(in Millions)	2012	2011	2012	2011
The amounts in accumulated other comprehensive income (loss) that have not yet been recognized as components of net periodic benefit cost at December 31, 2012 and 2011 are as follows:
Prior service (cost) credit	(7.7)	(9.8)	—	0.2
Net actuarial (loss) gain	(620.3)	(586.3)	10.7	16.1
Accumulated other comprehensive income (loss) – pretax	$(628.0)	$(596.1)	$10.7	$16.3
Accumulated other comprehensive income (loss) – net of tax	$(394.2)	$(373.5)	$6.7	$11.3
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(1)	Refer to Note 9 for information on our discontinued postretirement benefit plans.

Changes in Plan Assets and Benefit Obligations for Continuing Operations Recognized in Other Comprehensive Loss (Income)
Other changes in plan assets and benefit obligations for continuing operations recognized in other comprehensive loss (income) are as follows:

	Pensions		Other Benefits (1)
	Year ended December 31
(in Millions)	2012	2011	2012	2011
Current year net actuarial loss (gain)	$84.3	$143.9	$3.0	$(15.5)
Current year prior service cost (credit)	—	2.2	—	—
Amortization of net actuarial (loss) gain	(51.2)	(36.3)	2.4	2.4
Amortization of prior service (cost) credit	(2.1)	(1.9)	0.2	0.2
Foreign currency exchange rate changes on the above line items	0.9	(1.2)	—	—
Total recognized in other comprehensive (income) loss, before taxes	$31.9	$106.7	$5.6	$(12.9)
Total recognized in other comprehensive (income) loss, after taxes	$20.7	$67.0	$4.6	$(7.2)
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(1)	Refer to Note 9 for information on our discontinued postretirement benefit plans.

Weighted-Average Assumptions Used for and Components of Net Annual Benefit Cost (Income)
The following table summarizes the weighted-average assumptions used for and the components of net annual benefit cost (income):

	Year Ended December 31,
	Pensions			Other Benefits
(in Millions, except for percentages)	2012	2011	2010	2012	2011	2010
Discount rate	4.95%	5.40%	5.90%	4.95%	5.40%	5.90%
Expected return on plan assets	7.75%	8.50%	8.50%	—	—	—
Rate of compensation increase	3.40%	4.20%	4.20%	—	—	—
Components of net annual benefit cost (in millions):
Service cost	$20.2	$18.8	$18.2	$0.1	$0.1	$0.2
Interest cost	61.3	61.6	63.2	1.4	1.5	2.5
Expected return on plan assets	(76.6)	(82.5)	(79.0)	—	—	—
Amortization of transition asset	—	—	—	—	—	—
Amortization of prior service cost	2.1	1.9	1.2	(0.2)	(0.2)	(0.1)
Amortization of net actuarial and other (gain) loss	51.2	36.3	26.5	(2.4)	(2.4)	(0.4)
Recognized (gain) loss due to settlement and curtailments	—	—	7.1	—	—	—
Net annual benefit cost from continuing operations	$58.2	$36.1	$37.2	$(1.1)	$(1.0)	$2.2

Contributions to Pension and Other Postretirement Benefit Plans
We made the following contributions to our pension and other postretirement benefit plans:

	Year Ended December 31,
(in Millions)	2012	2011
U.S. qualified pension plan	$65.0	$55.0
U.S. nonqualified pension plan	5.0	3.1
Non-U.S. plans	3.9	5.9
Other postretirement benefits, net of participant contributions	3.6	3.0
Total	$77.5	$67.0

Estimated Net Future Benefit Payments
The following table reflects the estimated future benefit payments for our pension and other postretirement benefit plans. These estimates take into consideration expected future service, as appropriate:

Estimated Net Future Benefit Payments
(in Millions)
2013	$85.4
2014	75.1
2015	78.1
2016	81.9
2017	84.9
2018-2022	$453.2

Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair Value of Pension Plan Assets by Asset Class
The following tables present our fair value hierarchy for our major categories of pension plan assets by asset class. See Note 17 for the definition of fair value and the descriptions of Level 1, 2 and 3 in the fair value hierarchy.

(in Millions)	12/31/2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and short-term investments	$50.3	$50.3	$—	$—
Equity securities:
Common stock	556.3	556.3	—	—
Preferred stock	6.3	6.3	—	—
Mutual funds and other investments (1)	232.7	158.2	74.5	—
Fixed income investments:
Investment contracts	200.8	—	200.8	—
Mutual funds	9.4	9.4	—	—
Corporate debt instruments	1.0	1.0	—	—
Government debt	2.7	2.7	—	—
Other investments
Real estate/property	0.6	—	—	0.6
Other	0.1	—	—	0.1
Total assets	$1,060.2	$784.2	$275.3	$0.7
(in Millions)	12/31/2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and short-term investments	$39.5	$39.5	$—	$—
Equity securities:
Common stock	474.2	474.2	—	—
Preferred stock	2.6	2.6	—	—
Mutual funds and other investments (1)	191.9	128.8	63.1	—
Fixed income investments:
Investment contracts	199.6	—	199.6	—
Mutual funds	7.4	7.4	—	—
Corporate debt instruments	0.5	0.5	—	—
Government debt	2.4	2.4	—	—
Other investments
Real estate/property	0.6	—	—	0.6
Other	0.1	—	—	0.1
Total assets	$918.8	$655.4	$262.7	$0.7
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(1)
As of December 31, 2012 and 2011 we have $74.5 million and $63.1 million, respectively, of investments in certain funds where the net asset value reported by the underlying funds approximates the fair value. These investments are redeemable with the fund at net asset value under the original terms of the partnership agreements and/or subscription agreements and operations of the underlying funds. However, it is possible that these redemption rights may be restricted or eliminated by the funds in the future in accordance with the underlying fund agreements. Due to the nature of the investments held by the funds, changes in market conditions and the economic environment may significantly impact the net asset value of the funds and, consequently, the fair value of the interests in the funds. Furthermore, changes to the liquidity provisions of the funds may significantly impact the fair value of the interest in the funds.